Exhibit 99

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	February 2012
Payment Date	3/15/2012
Transaction Month	20

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,592,565.31

Principal:
Principal Collections	$21,340,851.94
Prepayments in Full	$10,810,536.51
Liquidation Proceeds	$711,656.46
Recoveries	$8,711.30

Sub Total	$32,871,756.21

Collections	$35,464,321.52

Purchase Amounts:
Purchase Amounts Related to Principal	$519,198.17
Purchase Amounts Related to Interest	$2,612.01

Sub Total	$521,810.18

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$35,986,131.70

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	February 2012
Payment Date	3/15/2012
Transaction Month	20

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,986,131.70
Servicing Fee	$632,006.36	$632,006.36	$0.00	$0.00	$35,354,125.34
Interest—Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,354,125.34
Interest—Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$35,354,125.34
Interest—Class A-3 Notes	$316,687.06	$316,687.06	$0.00	$0.00	$35,037,438.28
Interest—Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$34,783,532.28
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,783,532.28
Interest—Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$34,697,151.11
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,697,151.11
Interest—Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$34,634,341.36
Third Priority Principal Payment	$2,650,879.18	$2,650,879.18	$0.00	$0.00	$31,983,462.18
Interest—Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$31,902,739.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,902,739.18
Regular Principal Payment	$27,210,000.00	$27,210,000.00	$0.00	$0.00	$4,692,739.18
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,692,739.18
Residual Released to Depositor	$0.00	$4,692,739.18	$0.00	$0.00	$0.00

Total		$35,986,131.70

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$2,650,879.18
Regular Principal Payment	$27,210,000.00

Total	$29,860,879.18

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,860,879.18	$63.08	$316,687.06	$0.67	$30,177,566.24	$63.75
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97

Total	$29,860,879.18	$21.52	$800,506.98	$0.58	$30,661,386.16	$22.09

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	February 2012
Payment Date	3/15/2012
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$387,780,073.23	0.8191383	$357,919,194.05	0.7560608
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$675,850,073.23	0.4870044	$645,989,194.05	0.4654872

Pool Information
Weighted Average APR		4.105%		4.103%
Weighted Average Remaining Term		40.41		39.63
Number of Receivables Outstanding		46,494		45,569
Pool Balance		$758,407,629.38		$724,602,387.75
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$675,850,073.23		$645,989,194.05
Pool Factor		0.4930078		0.4710325

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$78,613,193.70
Targeted Overcollateralization Amount	$78,613,193.70
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$78,613,193.70

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	February 2012
Payment Date	3/15/2012
Transaction Month	20

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		102	$422,998.55
(Recoveries)		118	$8,711.30

Net Losses for Current Collection Period			$414,287.25
Cumulative Net Losses Last Collection Period			$7,551,665.30

Cumulative Net Losses for all Collection Periods			$7,965,952.55

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.66%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.40%	552	$10,153,104.57
61-90 Days Delinquent	0.14%	53	$1,018,300.15
91-120 Days Delinquent	0.08%	30	$565,975.37
Over 120 Days Delinquent	0.12%	56	$878,853.33

Total Delinquent Receivables	1.74%	691	$12,616,233.42

Repossession Inventory:
Repossessed in the Current Collection Period		37	$666,302.60

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.9761%
Preceding Collection Period			0.6155%
Current Collection Period			0.6705%
Three Month Average			0.7540%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2588%
Preceding Collection Period			0.3291%
Current Collection Period			0.3050%
Three Month Average			0.2976%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto

Assistant Treasurer